Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.0%
Security	Principal Amount (000's omitted)	Value
Education — 2.5%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 97,515
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	21,557
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	420	421,615
4.00%, 4/1/44	1,330	1,316,845
Kentucky Bond Development Corp., (University of Kentucky Central Utility Plant), 5.25%, 10/31/51	1,555	1,646,017
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/37(1)	665	771,756
		$ 4,275,305
Electric Utilities — 3.5%
Nebraska Public Power District, 5.00%, 1/1/51	$1,000	$ 1,055,177
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	2,085	2,206,582
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 2/1/50	1,000	1,080,736
South Carolina Public Service Authority:
5.00%, 12/1/41	1,000	1,102,797
5.50%, 12/1/54	545	582,758
		$ 6,028,050
Escrowed/Prerefunded — 3.3%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,180,579
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,652,940
		$ 5,833,519
General Obligations — 15.9%
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	$990	$ 950,893
3.25%, 8/1/44	980	917,770
Chicago Board of Education, IL, 5.00%, 12/1/44	2,000	1,937,755
Chicago, IL, 5.00%, 1/1/43	1,000	1,005,780
Cuyahoga County, OH, 5.25%, 12/1/56	620	662,220
East Grand Rapids Public School District, MI, 5.00%, 5/1/46	350	378,468
Houston, TX, 4.125%, 3/1/51	1,390	1,296,270
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.50%, 5/1/39	$205	$ 217,803
5.50%, 3/1/42	2,300	2,481,889
5.75%, 5/1/45	210	222,003
Kane and DeKalb Counties Community Unit School District No. 302 Kaneland, IL, 4.25%, 2/1/47(1)	1,270	1,228,666
Lubbock Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/50	2,285	2,452,340
Massachusetts, 5.00%, 6/1/56	2,500	2,624,548
New York, NY:
4.00%, 4/1/50	1,690	1,583,224
5.00%, 8/1/53	1,000	1,040,915
5.25%, 10/1/51	1,975	2,104,247
Northside Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/50	1,500	1,571,942
5.00%, 8/15/50	1,000	1,054,010
Sherman Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53	3,000	3,111,806
Walled Lake Consolidated School District, MI, 5.00%, 5/1/56	810	844,141
		$ 27,686,690
Hospital — 8.9%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,559,167
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,002,831
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,038,532
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,070	3,142,781
Massachusetts Development Finance Agency, (Dana Farber Cancer Institute, Inc.), 5.50%, 12/1/51	1,055	1,147,728
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 5.50%, 5/15/51(1)	1,000	1,094,730
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,105	1,094,829
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	890	857,013
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/42	1,500	1,632,085
		$ 15,569,696

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 4.4%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$985	$ 880,965
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	1,450	1,541,078
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,440	2,455,470
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.15%, 10/1/45	1,915	1,990,433
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	500	506,610
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 7,659,556
Industrial Development Revenue — 0.5%
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.00%, 12/1/30(3)	$885	$ 885,000
		$ 885,000
Insured - Education — 0.3%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$505	$ 537,815
		$ 537,815
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,627,484
		$ 2,627,484
Insured - General Obligations — 2.5%
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/47	$1,000	$ 1,111,298
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/43	1,000	1,068,229
Rhode Island Health and Educational Building Corp., (AG), 5.25%, 5/15/46	2,000	2,167,131
		$ 4,346,658
Insured - Lease Revenue/Certificates of Participation — 4.3%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AG), 0.00%, 9/1/31	$8,680	$ 7,439,631
		$ 7,439,631
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AG), 4.00%, 2/15/47	$1,155	$ 1,065,014
		$ 1,065,014
Insured - Special Tax Revenue — 9.2%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$10,600	$ 7,094,010
Massachusetts, Dedicated Tax Revenue:
(NPFG), Escrowed to Maturity, 5.50%, 1/1/27	6,000	6,081,251
(NPFG), Escrowed to Maturity, 5.50%, 1/1/30	2,565	2,800,273
		$ 15,975,534
Insured - Transportation — 8.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,683,633
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	11,000	11,464,680
		$ 15,148,313
Insured - Water and Sewer — 0.9%
Grand Prairie Water Commission, IL, (BAM), 5.25%, 1/1/50	$1,500	$ 1,592,167
		$ 1,592,167
Lease Revenue/Certificates of Participation — 4.2%
Battery Park City Authority, NY, Sustainability Bonds, 5.25%, 11/1/55	$955	$ 1,033,776
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,042,377
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	3,995	4,247,629
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	1,000	1,045,000
		$ 7,368,782
Other Revenue — 7.9%
Black Belt Energy Gas District, AL:
5.00%, 12/1/34	$1,500	$ 1,588,735
5.00%, 10/1/35	1,000	1,054,984
5.25%, 6/1/36	915	986,849
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,255,126
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	840	864,893

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	$1,200	$ 468,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,586,612
Southeast Energy Authority, AL, 5.25% to 11/1/35 (Put Date), 11/1/55	2,000	2,165,810
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	1,650	1,746,212
Texas Municipal Gas Acquisition and Supply Corp. V, 5.00%, 4/1/36	1,030	1,090,403
Texas Municipal Gas Acquisition and Supply Corp. VI, 5.00%, 1/1/36	1,000	1,059,908
		$ 13,867,532
Senior Living/Life Care — 3.2%
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(4)	$360	$ 362,861
5.75%, 7/1/54(4)	775	778,021
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	1,038,444
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,700,700
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,749,059
		$ 5,629,085
Special Tax Revenue — 12.0%
Durango, CO, Sales and Use Tax Revenue, 5.25%, 12/1/50	$1,000	$ 1,083,162
JobsOhio Beverage System, OH, 5.00%, 1/1/53	500	527,064
Louisiana, Gasoline and Fuels Tax Revenue, (LOC: TD Bank, N.A.), 2.90%, 5/1/43(3)	1,500	1,500,000
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	4,195	3,741,697
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	1,380	1,339,610
5.50%, 11/1/45(5)	2,000	2,191,600
5.50%, 5/1/50	1,500	1,645,250
5.50%, 11/1/54	2,000	2,189,428
New York Convention Center Development Corp., 5.00%, 11/15/37	550	632,547
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,223,262
5.00%, 7/1/58	2,817	2,817,269
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	$2,000	$ 2,087,113
		$ 20,978,002
Transportation — 3.5%
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,113,958
Metropolitan Transportation Authority, NY, 5.25%, 11/15/45	1,000	1,087,531
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,063,310
New York State Thruway Authority, 5.00%, 1/1/51	30	31,584
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,235	1,241,671
Texas Transportation Commission, 0.00%, 8/1/40	1,000	520,409
		$ 6,058,463
Water and Sewer — 4.2%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/50	$1,950	$ 2,047,661
Metro Water Recovery, CO, 5.00%, 4/1/41	1,000	1,132,741
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/50	1,500	1,573,292
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	1,655	1,528,604
5.25%, 6/15/52(5)	1,000	1,058,440
		$ 7,340,738
Total Tax-Exempt Municipal Obligations (identified cost $172,473,859)		$177,913,034

Short-Term Investments — 0.5%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(6)	889,763	$ 889,852
Total Short-Term Investments (identified cost $889,852)		$ 889,852
Total Investments — 102.5% (identified cost $173,363,711)		$178,802,886
Other Assets, Less Liabilities — (2.5)%		$ (4,316,301)
Net Assets — 100.0%		$174,486,585

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $2,889,941 or 1.7% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(6)	The rate shown is the annualized seven-day yield as of June 30, 2026.
At June 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	12.8%
New York	10.7%
Pennsylvania	10.2%
Others, representing less than 10% individually	68.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 27.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 16.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$177,913,034	$ —	$177,913,034
Short-Term Investments	889,852	—	—	889,852
Total Investments	$889,852	$177,913,034	$—	$178,802,886
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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